CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Statement of Comprehensive Income [Abstract]
Income tax effects of foreign exchange translation losses (gains) and other	$ 0	$ 0	$ 0
Income tax (expense) benefit effect from unrecognized actuarial gains (losses) on pension obligation	$ (1,805)	$ 1,245	$ (243)